Goodwill (Detail Textuals)	12 Months Ended
Mar. 31, 2018 USD ($)
Disclosure of reconciliation of changes in goodwill [abstract]
Recoverable amount of asset or cash-generating unit	$ 2,000,000
Period of estimated cash flow	5 years
Pre-tax discount rate	15.00%
Growth rate used to extrapolate cash flow projections	1.50%
Impairment loss recognized in goodwill	$ 0